MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated May 4, 2020 to the

Statement of Additional Information (“SAI”) dated March 1, 2020,

as supplemented April 15, 2020 for the following Series and Classes of the Fund:

Blended Asset Conservative Series (Class R6)

Blended Asset Moderate Series (Class R6)

Blended Asset Extended Series (Class R6)

Blended Asset Maximum Series (Class R6)

(together, the “Blended Asset Series”)

Disciplined Value Series (Class S, I, W and Z) Rainier International Discovery Series (Class S, I, W, and Z)

Pro-Blend Conservative Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Moderate Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Extended Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Maximum Term Series

(Class S, I, R, L, W and Z)

(together, the “Pro-Blend Series”)

Target Income Series (Class I, K and R)

Target 2015 Series (Class I, K and R)

Target 2020 Series (Class I, K and R)

Target 2025 Series (Class I, K and R)

Target 2030 Series (Class I, K and R)

Target 2035 Series (Class I, K and R )

Target 2040 Series (Class I, K and R)

Target 2045 Series (Class I, K and R)

Target 2050 Series (Class I, K and R)

Target 2055 Series (Class I, K and R)

Target 2060 Series (Class I, K and R)

(together, the “Target Series”)

Equity Series (Class S and W) Overseas Series (Class S, I, W and Z)

This supplement provides new and additional information beyond that contained in the SAI. It should be read in conjunction with the SAI.

At a meeting of the Board of Directors held on April 17, 2020, the Board appointed Russell O. Vernon to become a Director of the Manning & Napier Fund, Inc. Board, as well as a member of the Board’s Audit Committee and Governance and Nominating Committee, effective immediately. Accordingly, the “Management” section of the SAI is hereby deleted and replaced by the following:

Management

The overall business and affairs of the Fund are managed by the Fund’s Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund’s agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund’s officers and to the Advisor and other service providers.

The following chart shows certain information about the Fund’s officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years. Manning & Napier Advisors, LLC is the successor entity to Manning & Napier Advisors, Inc. Accordingly, for purposes of the charts below, an individual’s employment history at Manning & Napier Advisors, LLC includes his/her employment history at Manning & Napier Advisors, Inc., except as otherwise stated.

Interested Director and Officer
Name:	Paul Battaglia*
Address:	290 Woodcliff Drive Fairport, NY 14450
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Age:	41
Current Position(s) Held with Fund:	Principal Executive Officer, President, Chairman and Director
Term of Office1 & Length of Time Served:	Indefinite – Chairman and Director since November 2018
Principal Occupation(s) During Past 5 Years:	Chief Financial Office since 2018; Vice President of Finance (2016 – 2018); Director of Finance (2011 – 2016); Financial Analyst/Internal Auditor (2004-2006) – Manning & Napier Advisors, LLC and affiliates
Holds one or more of the following titles for various subsidiaries and affiliates: Chief Financial Officer
Number of Portfolios Overseen within Fund Complex:	31
Other Directorships Held Outside Fund Complex During Past 5 Years:	N/A
Independent Directors
Name:	Stephen B. Ashley
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	80
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – Since 1996
Principal Occupation(s) During Past 5 Years:	Chairman and Director since 1997; Chief Executive Officer (1997-2019) - Ashley Companies (property management and investment)
Number of Portfolios Overseen within Fund Complex:	31
Other Directorships Held Outside Fund Complex During Past 5 Years:	Ashley Companies since 1997
Name:	Paul A. Brooke
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	74
Current Position(s) Held with Fund:	Lead Independent Director, Audit Committee Member, Governance & Nominating Committee Chairman
Term of Office & Length of Time Served:	Indefinite – Director, Audit Committee Member, Governance & Nominating Committee Member since 2007; Governance & Nominating Committee Chairman since 2016; Lead Independent Director since 2017
Principal Occupation(s) During Past 5 Years:	Managing Member since 1991 - PMSV Holdings LLC (investments); Chairman since 2018 – Caelum BioSciences (biomedical); Managing Member (2010-2016) - Venbio (investments).
Number of Portfolios Overseen within Fund Complex:	31
Other Directorships Held Outside Fund Complex During Past 5 Years:	Incyte Corp. (biotech) since 2000; PureEarth(non-profit) since 2012; Cerus (biomedical) since 2016; Caelum BioSciences (biomedical) since 2018; Cheyne Capital International (investment)(2000-2017);
Name:	Peter L. Faber
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	81
Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – Since 1987

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Principal Occupation(s) During Past 5 Years:	Partner (1995-2006 & 2013-2018); Senior Counsel (2006-2012) - McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:	31
Other Directorships Held Outside Fund Complex During Past 5 Years:	Boston Early Music Festival (non-profit) since 2007; Amherst Early Music, Inc. (non-profit) since 2009; Gotham Early Music Scene, Inc. (non-profit) since 2009; S’Cool Sounds, Inc. (non-profit) since 2017
Name:	Harris H. Rusitzky
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	85
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – Since 1985
Principal Occupation(s) During Past 5 Years:	President since 1994 - The Greening Group (business consultants); Partner (2006-2020) - The Restaurant Group (restaurants)
Number of Portfolios Overseen within Fund Complex:	31
Other Directorships Held Outside Fund Complex During Past 5 Years:	Rochester Institute of Technology (university) since 1972; Culinary Institute of America (non-profit college) since 1985; George Eastman Museum (museum) since 1988; National Restaurant Association (restaurant trade organization) (1978-2020)
Name:	Russell O. Vernon
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	62
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – since April 2020
Principal Occupation(s) During Past 5 Years:	Founder and General Partner (2009-2019) – BVM Capital Management (economic development)
Number of Portfolios Overseen within Fund Complex:	31
Other Directorships Held Outside Fund Complex During Past 5 Years:	Board Member, Vice Chairman and President since 2010 – Newburgh Armory Unity Center (military); Board Member and Executive Director since 2020 – National Purple Heart Honor Mission, Inc. (military); Board Member, Vice Chairman (2015-2020) – National Purple Heart Hall of Honor, Inc. (military)
Name:	Chester N. Watson
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	69
Current Position(s) Held with Fund:	Director, Audit Committee Chairman, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – Director, Audit Committee Member, Governance & Nominating Committee Member Since 2012; Audit Committee Chairman since 2013
Principal Occupation(s) During Past 5 Years:	General Auditor (2003-2011) - General Motors Company (auto manufacturer)
Number of Portfolios Overseen within Fund Complex:	31

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Other Directorships Held Outside Fund Complex During Past 5 Years:	Rochester Institute of Technology (University) since 2005; Hudson Valley Center for Innovation, Inc. (New Business and Economic Development) since 2019; Town of Greenburgh, NY Planning Board (Municipal Government) (2015-2019);
Officers:
Name:	Elizabeth Craig
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	33
Current Position(s) Held with Fund:	Corporate Secretary
Term of Office1 & Length of Time Served:	Since 2016
Principal Occupation(s) During Past 5 Years:	Fund Regulatory Administration Manager since 2018; Fund Administration Manager (2015-2018); Mutual Fund Compliance Specialist (2009-2015) - Manning & Napier Advisors, LLC; Assistant Corporate Secretary (2011-2016) - Manning & Napier Fund, Inc.; Corporate Secretary, Director since 2019– Manning & Napier Investor Services, Inc.
Name:	Samantha Larew
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	39
Current Position(s) Held with Fund:	Chief Compliance Officer and Anti-Money Laundering Compliance Officer
Term of Office1 & Length of Time Served:	Chief Compliance Officer since 2019; Anti-Money Laundering Compliance Officer since 2018
Principal Occupation(s) During Past 5 Years:	Co-Director of Compliance since 2018; Compliance Communications Supervisor (2014-2018); Compliance Supervisor (2013-2014); Broker-Dealer Compliance Supervisor (2011-2013); Broker-Dealer Compliance Analyst (2010-2011) - Manning & Napier Advisors, LLC& Affiliates; Broker-Dealer Chief Compliance Officer since 2013; Broker-Dealer Assistant Corporate Secretary since 2011 – Manning & Napier Investor Services, Inc.; Compliance Analyst (2007-2009) – Wall Street Financial Group; Compliance Specialist (2003-2007) – Manning & Napier Advisors, LLC & Affiliates
Name:	Scott Morabito
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	32
Current Position(s) Held with Fund:	Vice President
Term of Office1 & Length of Time Served:	Vice President since 2019; Assistant Vice President (2017-2019)
Principal Occupation(s) During Past 5 Years:

Managing Director of Operations since 2019; Director of Funds Group (2017-2019); Fund Product and Strategy Manager (2014-2017); Senior Product and Strategy Analyst (2013-2014); Product and Strategy Analyst (2011-2013) - Manning & Napier Advisors, LLC; President, Director since 2018 – Manning & Napier Investor Services, Inc.

Name:	Troy Statczar
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	48
Current Position(s) Held with Fund:	Principal Financial Officer, Treasurer

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Term of Office1 & Length of Time Served:	Principal Financial Officer and Treasurer since 2020
Principal Occupation(s) During Past 5 Years:	Senior Director, Foreside Treasurer Services since 2020 - Foreside Financial Group; Director of Fund Administration (2017-2019) - Thornburg Investment Management, Inc.; Director of U.S. Operations (2008-2017) - Henderson Global Investors N.A., Inc.
Name:	Sarah Turner
Address:	290 Woodcliff Drive Fairport, NY 14450
Age:	37
Current Position(s) Held with Fund:	Chief Legal Officer; Assistant Corporate Secretary
Term of Office[1] & Length of Time Served:	Since 2018
Principal Occupation(s) During Past 5 Years:	Attorney since 2018 - Manning & Napier Advisors, LLC and affiliates; Counsel (2017-2018) – Harter Secrest and Emery LLP; Legal Counsel (2010-2017) – Manning & Napier Advisors, LLC and affiliates
Holds one or more of the following titles for various affiliates: Corporate Secretary, General Counsel

*	Interested Director, within the meaning of the 1940 Act by reason of his positions with the Fund’s Advisor, Manning & Napier Advisors, LLC and Distributor, Manning & Napier Investor Services, Inc.
[1]	The term of office of all officers shall be one year and until their respective successors are chosen and qualified, or his or her earlier resignation or removal as provided in the Fund’s By-Laws.

Equity Ownership of Directors as of 12/31/19

Name of Directors	Dollar Ranges of Equity Securities in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Stephen B. Ashley	None	None
Paul A. Brooke	None	None
Peter L. Faber	Disciplined Value Series – Over $100,000	Over $100,000
Overseas Series – Over $100,000
Pro-Blend Conservative Term Series – Over $100,000
Pro-Blend Extended Term Series – Over $100,000
Harris H. Rusitzky	Disciplined Value Series – Between $50,001 and $100,000	Over $100,000
Overseas Series – Over $100,000
Russell O. Vernon	None	None
Chester N. Watson	None	None

Interested Director
Paul J. Battaglia	Disciplined Value Series – Between $50,001 and $100,000	Over $100,000
Equity Series – Between $10,001 and $50,000
Overseas Series- Between $10,001 and $50,000
Rainier International Discovery Series – Between $1 and $10,000

None of the Independent Directors have any beneficial ownership interest in the Fund’s Advisor, Manning & Napier Advisors, LLC or its Distributor, Manning & Napier Investor Services, Inc.

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Board Responsibilities.

The management and affairs of the Fund and the Series are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Series and each of the Fund’s additional other series, which include Series not described in this SAI. The Board has approved contracts, as described herein, under which certain companies provide essential management services to the Fund.

As with most mutual funds, the day-to-day business of the Fund, including the management of risk, is performed by third party service providers, such as the Advisor and Distributor. The Directors are responsible for overseeing the Fund’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund’s business (e.g., the Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Series, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the Series as well as proposed investment limitations for the Series. Additionally, the Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to the Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to the Series’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Series’ investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of derivatives and illiquid securities in managing the Series.

The Board meets regularly with the Fund’s CCO to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Fund’s CCO provides the Board with an assessment of the Fund’s Compliance Program reviewing the adequacy and effectiveness of the Fund’s policies and procedures and those of its service providers, including the Advisor. The assessment addresses the operation of the policies and procedures of the Fund and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board directly, or through one or more of its Committees, receives reports from the Fund’s service providers that assist the Board in identifying and understanding operational risks and risks related to the valuation and liquidity of portfolio securities. The Fund’s Fair Value Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board (through its Audit Committee) oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Fund in its periodic reports with the SEC is recorded, processed, summarized, and reported within the required time periods, and the Fund’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Fund’s financial reporting and the preparation of the Fund’s financial statements.

From their review of these reports and discussions with the Advisor, the CCO, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund and the Series, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Chair of the Board, Paul J. Battaglia, is an interested person of the Fund as that term is defined in the 1940 Act. Paul A. Brooke serves as the Lead Independent Director. In his role as Lead Independent Director, Mr. Brooke, among other things: (i) presides over Board meetings in the absence of the Chair of the Board; (ii) presides over executive sessions of the Independent Directors; (iii) along with the Chair of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the Independent Directors and Fund management, and among the Independent Directors; (v) serves as a key point person for dealings between the Independent Directors and Fund management; and (vi) has such other responsibilities as the Board or Independent Directors determine from time to time.

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The Fund has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Fund (i.e., “Independent Directors”) constitute a super-majority (at least 75%) of the Board, the fact that the members of each Committee of the Board are Independent Directors, the amount of assets under management in the Fund, the number of Series (and classes of shares) overseen by the Board, and the total number of Directors on the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Directors from Fund management.

Individual Director Qualifications

The Fund has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Series provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Series, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Fund has concluded that each of the Directors should serve as a Director based on their own experience, qualifications, attributes and skills as described below.

The Fund has concluded that Paul J. Battaglia should serve as Director because of his knowledge of and experience in the financial services industry, and the knowledge and experience he has gained from serving in various executive and management positions with the Advisor since 2004. Mr. Battaglia has over 15 years of experience in strategic and fiscal planning and budgeting, financial reporting, and investor relations.

The Fund has concluded that Stephen B. Ashley should serve as Director because of the experience he has gained in his various roles with the Ashley Group, a property management company, his experience as Chairman and Director of a publicly traded company, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Director of the Fund since 1996.

The Fund has concluded that Paul A. Brooke should serve as Director because of the business experience he has gained in a variety of roles with different financial and health care related businesses. Mr. Brooke has served as Chairman and CEO of Ithaka Acquisition Corp., and following its merger with a medical device company, the Alsius Corporation, Mr. Brooke served as Chairman. As a Partner of Morgan Stanley, Mr. Brooke was responsible for global research and health care strategy. Mr. Brooke was also responsible for health care investments at Tiger Management, LLC and serves as the Managing Member for a private investment firm, PMSV Holdings, LLC. In addition, Mr. Brooke was a Founder and Managing Partner of VenBio, an investment firm focused on biotechnology. The Fund has also concluded that Mr. Brooke should serve as a Director because of his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 2007.

The Fund has concluded that Peter L. Faber should serve as Director because of the experience he gained serving as a Partner and Senior Counsel in the tax practice of a large, international law firm, McDermott, Will & Emery LLP, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1987.

The Fund has concluded that Harris H. Rusitzky should serve as Director because of the business experience he gained as founding President of the Rochester Funds, as President of a consulting company, The Greening Group, as a Partner of The Restaurant Group, his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1985.

The Fund has concluded that Chester N. Watson should serve as Director because of the business experience he has gained as the Chief Audit Executive of General Motors Company, Lucent Technologies, and Verizon Communications (formerly Bell Atlantic Corporation) and as an Audit Partner in two major accounting firms, as well as his experience as a member of the Board of Trustees of Rochester Institute of Technology, where he serves as Chairman of the Audit Committee and Member of the Finance Committee. The Fund has also concluded that Mr. Watson should serve as a Director because of his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 2012.

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The Fund has concluded that Russell O. Vernon should serve as Director because of the experience he has gained in his thirty years of helping financial companies grow and adjust to changing conditions. Mr. Vernon formerly served as the founder and General Partner of BVM Capital and President of Commerce Capital Markets, Inc. Mr. Vernon also previously served as the Chief Operating Officer at Barrett Associates, Inc., a money management firm, and as the Director of Investment Operations at Warburg Pincus Asset Management and Chancellor Capital Management. In those roles, Mr. Vernon was directly responsible for building a state-of-the-art infrastructure to support all client, business, product development and growth needs. He also served on numerous management and operating committees. Additionally, Mr. Vernon served as a Senior Manager at Deloitte & Touche, where his consulting practice focused on management, M&A, financial service and due diligence engagements and issues.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Committees

There are two Committees of the Fund’s Board of Directors: the Audit Committee and the Governance and Nominating Committee.

The Audit Committee is comprised of the following Independent Directors: Stephen B. Ashley, Paul A. Brooke, Harris H. Rusitzky, Russell O. Vernon and Chester N. Watson (Chairman). The Audit Committee meets twice annually, and, if necessary, more frequently. The Audit Committee met twice during the last fiscal year. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund’s process for monitoring compliance with investment restrictions and applicable laws and regulations. All of the members of the Audit Committee have been determined by the Board to be audit committee financial experts, as defined by the SEC. The designation of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation.

The Governance and Nominating Committee is comprised of the following Independent Directors: Stephen B. Ashley, Paul A. Brooke (Chairman), Peter L. Faber, Harris H. Rusitzky, Russell O. Vernon and Chester N. Watson. The Governance and Nominating Committee meets on an annual basis, and, if necessary, more frequently. The Governance and Nominating Committee met once during the last fiscal year. The Governance and Nominating Committee evaluates candidates’ qualifications for Board membership and the independence of such candidates from the Advisor and other principal service providers for the Fund; makes recommendations to the full Board for nomination for membership on any committees of the Board; reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee; evaluates whether there is a need for additional committees of the Board; evaluates whether committees should be combined or reorganized; and reviews the performance of all Board members. The Governance and Nominating Committee’s procedures for the consideration of candidates for Board membership submitted by shareholders are attached as Appendix B.

The Interested Director and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s CCO’s salary is paid by the Fund. Each Independent Director receives an annual fee of $70,000. Annual fees will be calculated quarterly. Each Independent Director receives $10,000 per regular Board meeting attended, and $3,000 per special or other Board meeting attended. In addition, the Independent Directors who are members of the Audit Committee receive $3,000 per Committee meeting attended, and the Independent Directors who are members of the Governance and Nominating Committee receive $2,000 per Committee meeting attended. Mr. Watson receives an additional fee of $2,500 per Audit Committee meeting for serving as Audit Committee Chairman. Mr. Brooke receives an additional fee of $1,500 per Governance and Nominating Committee meeting for serving as Governance and Nominating Committee Chairman and an additional annual fee of $25,000 for serving as Lead Independent Director.

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Compensation Table for Fiscal Year Ended October 31, 2019

Name	Position with Registrant	Aggregate Compensation from Fund	Pension	Estimated Benefits upon Retirement	Total Compensation from Fund and Fund Complex*
Samantha Larew**	CCO	$36,666	N/A	N/A	$36,666
Harris H. Rusitzky	Director	$124,000	N/A	N/A	$124,000
Peter L. Faber	Director	$118,000	N/A	N/A	$118,000
Stephen B. Ashley	Director	$124,000	N/A	N/A	$124,000
Paul A. Brooke	Lead Independent Director, Governance & Nominating Committee Chair	$150,500	N/A	N/A	$150,500
Russell O. Vernon***	Director	N/A	N/A	N/A	N/A
Chester N. Watson	Director, Audit Committee Chair	$129,000	N/A	N/A	$129,000

* ** ***	As of October 31, 2019, the Fund Complex consisted of 34 Series. Ms. Larew was appointed CCO of the Fund on May 23, 2019 Mr. Vernon was appointed Director of the Fund on April 17, 2020.

As of January 31, 2020, the directors and officers of the Fund, as a group, owned less than 1% of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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